SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)						1 Months Ended				6 Months Ended		12 Months Ended
		Apr. 11, 2024	Mar. 09, 2024	May 10, 2021 USD ($) ft²	Jun. 17, 2020	Aug. 31, 2023 shares	Jul. 31, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2011 USD ($)	Oct. 01, 2020 USD ($)
Uncollectable account receivable written-off														$ 99,528
Allowance for uncollectable balances												13,004	13,337	14,691
Allowance for doubtful accounts
Inventory reserve												1,079	6,869
Short term investments													20,343	565
Estimated useful lives of intangible assets												50 years
Payments to acquire property, plant, and equipment										693	15,131	$ 61,906	27,695	51,878
Land acquired | ft²				8.2
Impairment of long-lived assets												0	0
Operating lease right of use assets										199,679		312,067	546,690			$ 200,000
Operating lease liabilities												319,017	557,384			$ 200,000
Deferred revenue										497,937		106,514	188,745	1,096,101
Deferred revenue, revenue recognized												133,533	1,080,178	403,399
Research and development expense										890,384	129,995	298,469	424,558	249,050
Government subsidies										$ 61,081	$ 11,916	$ 25,415	1,306,627	449,972
Value added tax rate description												17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)
Employee defined cost												$ 93,190	$ 80,150	$ 54,189
Grant stock option directors to purchase, shares | shares	[1]											3,750	5,204
Reverse stock split, description		1-for-10	1-for10		1-for-3 shares
Antidilutive shares | shares	[2]											5,851	3,529	9,041
Option Shares [Member]
Antidilutive shares | shares												5,851	3,529	3,600
Underwriter Warrants [Member]
Antidilutive shares | shares														10,120
Third Party Consultants [Member]
Number of ordianary shares | shares												57,000	63,333
Director [Member]
Grant stock option directors to purchase, shares | shares						3,750	2,960	2,244	3,600
VAT [Member]
Income tax payable												$ 1,338,800
CHINA
Income tax payable												1,041,862
Tongchuan CIP Project [Member]
Payments to acquire property, plant, and equipment															$ 200,000
Yumen CIP Project [Member]
Payments to acquire property, plant, and equipment				$ 300,000
Other Income [Member]
Short term investments													$ 20,343	$ 565
Selling and Marketing Expense [Member]
Advertising expenses												$ 11,344	$ 41,578	$ 25,397
Xi'an DT [Member]
Non-controlling interests rate												25.00%
Tianjin YHX [Member]
Non-controlling interests rate												49.00%	49.00%

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.